Shareholder Report, Holdings (Details)	May 31, 2026
C000006956 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000006956 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000006956 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000006956 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000006956 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000006956 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000006956 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000006956 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000006956 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000006956 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[1]
C000006956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000006956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%	[2]
C000006956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[2]
C000006956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000006956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
C000006956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
C000006956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000006956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000006956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000006956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
C000006956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000088417 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000088417 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000088417 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000088417 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000088417 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000088417 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000088417 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000088417 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000088417 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000088417 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[3]
C000088417 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000088417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%	[4]
C000088417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[4]
C000088417 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000088417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[4]
C000088417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[4]
C000088417 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000088417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000088417 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000088417 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[4]
C000088417 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000006954 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000006954 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000006954 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000006954 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000006954 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000006954 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000006954 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000006954 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000006954 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000006954 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[5]
C000006954 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000006954 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%	[6]
C000006954 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[6]
C000006954 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000006954 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[6]
C000006954 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[6]
C000006954 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000006954 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000006954 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000006954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[6]
C000006954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000006952 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000006952 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000006952 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000006952 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000006952 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000006952 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000006952 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000006952 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000006952 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7]
C000006952 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[7]
C000006952 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000006952 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%	[8]
C000006952 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[8]
C000006952 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000006952 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[8]
C000006952 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[8]
C000006952 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000006952 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000006952 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000006952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[8]
C000006952 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000006955 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000006955 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000006955 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000006955 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000006955 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000006955 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000006955 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000006955 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000006955 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[9]
C000006955 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[9]
C000006955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000006955 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%	[10]
C000006955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[10]
C000006955 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000006955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[10]
C000006955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[10]
C000006955 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000006955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000006955 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000006955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[10]
C000006955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.